Additional information-Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Non-current assets
Total non-current assets	£ 1,108,202,000	£ 1,132,287,000	[1]	£ 1,134,798,000	[1]
Current assets
Other receivables	1,188,000	107,000		270,000
Cash and cash equivalents	307,637,000	242,022,000		290,267,000		£ 229,194,000
Total current assets	388,323,000	413,457,000		398,854,000
Total assets	1,496,525,000	1,545,744,000	[1]	1,533,652,000	[1]
Equity
Share capital	53,000	53,000		53,000
Share premium	68,822,000	68,822,000		68,822,000
Retained earnings	132,841,000	136,757,000	[1]	193,453,000	[1]
Total equity	415,202,000	427,104,000	[1]	480,087,000	[1]	460,379,000
Current liabilities
Total current liabilities	428,844,000	461,456,000	[1]	410,509,000	[1]
Total equity and liabilities	1,496,525,000	1,545,744,000	[1]	1,533,652,000	[1]
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	1,108,000	1,314,000
Cash and cash equivalents	116,000	340,000		522,000		221,000
Total current assets	1,224,000	1,654,000
Total assets	320,489,000	320,919,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Retained earnings	245,050,000	247,806,000
Total equity	313,925,000	316,681,000		£ 317,189,000		£ 317,014,000
Current liabilities
Other payables	6,564,000	4,238,000
Total current liabilities	6,564,000	4,238,000
Total equity and liabilities	£ 320,489,000	£ 320,919,000

[1]	Comparative amounts have been restated—see note 33 for further details.